Derivative instruments	12 Months Ended
Mar. 31, 2023
Disclosure Of Derivative Instruments [Abstract]
Derivative instruments
15.
Derivative instruments

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Financial assets designated as a hedge instrument at fair value
Non-current
Derivative instruments- hedge instruments	—	4,216	51
Total	—	4,216	51
Current
Derivative instruments - hedge instruments	3,593	2,120	26
Total	3,593	2,120	26